Information by operating segment (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 12,479	$ 13,280	$ 13,218
Operating segments [member] | Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	9,292	10,230	10,415
Operating segments [member] | Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	2,495	2,410	2,248
Operating segments [member] | Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	557	525	448
Operating segments [member] | Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 135	$ 115	$ 107